Label	Element	Value
Truth Social American Energy Security ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Truth Social American Energy Security ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The investment objective of the Truth Social American Energy Security ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Energy Security Index.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Overview

The Fund seeks to replicate, before fees and expenses, the performance of the Truth SocialTM – Yorkville American Energy Security Index (the "Underling Index"). The Fund employs a full replication strategy. Under this approach, the Fund generally will hold all of the securities that comprise the Underlying Index, in substantially the same proportion as they are represented in the Underlying Index. This means that the Fund's portfolio is expected to consist of each Index constituent, and that the weight of each security in the Fund will approximate its Index weight. The Underlying Index employs a modified free-float (i.e., the amount of outstanding shares available for trading by the general public without restriction) adjusted market capitalization weighting methodology, which includes issuer-specific caps designed to limit exposure to individual constituents and promote diversification. The Fund will seek to replicate the Underlying Index's weighting methodology in constructing and maintaining its portfolio.

Information About the Truth SocialTM – Yorkville American Energy Security Index

The Truth SocialTM – Yorkville American Energy Security Index is designed to track the performance of United States-listed companies that play a central role in America's energy security. For initial inclusion in the Underlying

Index, companies must either be classified within specific Refinitiv Business Classification industries, including electric utilities, independent power producers, integrated oil & gas, oil & gas drilling, oil & gas exploration and production, oil & gas refining and marketing, oil & gas transportation services, and oil related services and equipment or derive at least 50% of revenues (25% for existing constituents in the Underlying Index) from qualifying energy activities.

These activities may include nuclear energy technology and fuel such as small modular reactors and microreactors, uranium mining, nuclear fuel provision, industrial batteries and energy storage, equipment used in electric power generation and grid infrastructure, and engineering services for power plants and grid projects. The Underlying Index excludes companies whose products are predominantly for electronics or electric vehicles, as well as providers of wind or solar energy technology. Limited partnerships, and American Depositary Receipts are also excluded.

The 1792 Exchange is a nonprofit organization that publishes information regarding corporate policies and practices that it characterizes as relating to "Corporate Bias Risk." Its analysis is based on six publicly disclosed criteria, including whether a company: (i) has denied service to customers, suppliers, or vendors based on political or religious beliefs or has engaged in corporate boycotts, divestment, or sanctions involving particular regions, groups, or industries; (ii) maintains charitable-giving policies, including employee-matching programs, that differentiate among organizations based on political or religious viewpoints; (iii) maintains employment policies that do not expressly protect against discrimination based on political affiliation, political viewpoints, or religion; (iv) uses its corporate reputation to support causes the organization identifies as ideological; (v) allocates corporate funds to support policies or initiatives characterized by the organization as ideological; or (vi) makes corporate political contributions for purposes the organization identifies as non-business related. Based on its evaluation across these criteria, the 1792 Exchange assigns companies ratings that are published as informational outputs of its methodology.

The Underlying Index does not use the 1792 Exchange's overall "risk ratings" in determining the Underlying Index eligibility or constituent selection. Instead, the Underlying Index utilizes certain factual, binary indicators that relate to the following specific corporate activities identified by the organization:

•  DEI Quotas – Whether the issuer incorporates hiring or human-resources quotas tied to Diversity, Equity, and Inclusion initiatives.

•  CEI Participation – Whether the issuer participates in the Corporate Equality Index survey administered by the Human Rights Campaign.

•  Abortion Travel Benefits – Whether the issuer provides employee benefits that cover travel or lodging in connection with abortion services.

•  Funding of Non-Business Causes – Whether the issuer provides funding to organizations associated with transgender issues, racial-justice initiatives, censorship-related issues, or environmental-justice initiatives.

•  Cancellation – Whether the issuer has terminated relationships with customers, suppliers, or vendors due to political or religious beliefs, or has engaged in boycotts, divestment, or sanctions involving particular regions, groups, or industries.

•  Transgender Coverage – Whether the issuer provides employee benefits that include coverage for transgender-related medical care.

The Underlying Index excludes companies that violate five of the six activities described above. If the 1792 Exchange has not collected information on a specific criterion for a company, the methodology treats the company as having no disqualifying information on that specific criterion. The Underlying Index applies the 1792 Exchange's screening only if data exists for the specific criterion. Companies for which certain of the criterion are not covered by the 1792 Exchange are eligible for inclusion in the Underlying Index, and missing data is assumed not to disqualify inclusion in the Underlying Index.

New constituents must have a full market capitalization exceeding $300,000,000 (U.S. dollars) ($30,000,000,000 for companies included exclusively for their Refinitiv Business Classification), a free-float factor of at least 10%, an average daily trading volume of at least $1,000,000 (U.S. dollars) in the current quarter and in each of the two previous quarters, and at least 250,000 shares traded per month during the past six months. Existing constituents may remain with a market capitalization exceeding $150,000,000 (U.S. dollars) ($20,000,000,000 for companies included exclusively for their Refinitiv Business Classification), a free-float factor of at least 5%, and an average daily trading volume of at least $200,000 (U.S. dollars) in at least two of the last three quarters. The Underlying Index employs a modified free-float adjusted market capitalization weighting methodology. No single security may exceed 8% of the Underlying Index. Progressively lower caps are applied to subsequent constituents: 7% for the third-largest constituent, 6.5% for the fourth, 6% for the fifth, 5.5% for the sixth, 5% for the seventh, and 4.5% for all others. Excess weight resulting from these caps is redistributed proportionally among the uncapped constituents.

Companies classified by TRBC as utilities are capped at 3.5%. The combined weight of companies not classified into a Refinitiv business classification industry listed above and deriving less than 50% of revenues from qualifying energy activities is limited to 20%. Excess is redistributed proportionally among companies with higher exposure. The Underlying Index is reviewed and reconstituted semi-annually in June and December. It is also updated quarterly in March and September to reflect changes in shares outstanding and free-float factors. The Underlying Index is calculated and disseminated in real time during U.S. trading hours and is published as both a price return index and a total return net index.

Implementation of the Fund's Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Underlying Index. The Underlying Index is designed to track the performance of U.S.-listed companies that play a significant role in advancing American energy security.

Although the Fund intends to replicate the Underlying Index as closely as possible, there may be circumstances in which full replication is not practicable or may result in inefficiencies, such as during periods of illiquidity or corporate actions. In such cases, the Adviser may use optimization techniques, sampling strategies, or temporary substitutes, while still maintaining substantial exposure to the Underlying Index as a whole. As a result, the Fund's performance may not perfectly track that of the Underlying Index. Tracking error may occur due to transaction costs, bid-ask spreads, corporate actions affecting Underlying Index securities, changes in the Fund's expenses, or operational factors such as cash flows into and out of the Fund. The Adviser seeks to minimize tracking error through diligent portfolio management practices.

The Fund is a passively managed investment vehicle and does not seek to outperform the Underlying Index or take defensive positions in declining markets. Instead, the Fund's strategy is to provide investment results that, before fees and expenses, closely correspond to the performance of the Underlying Index over time.

In addition to holding securities included in the Underlying Index, the Fund may invest its remaining assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury bills, repurchase agreements, and money market instruments, in order to manage liquidity needs and meet redemption obligations.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund's investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance history.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(201) 985-8300
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Truth Social American Energy Security ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Truth Social American Energy Security ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any government agency.
Truth Social American Energy Security ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Truth Social American Energy Security ETF | Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Truth Social American Energy Security ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Truth Social American Energy Security ETF | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•  Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

Truth Social American Energy Security ETF | Industry Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

•  Oil and Gas Companies Risk. The profitability of oil and gas companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies' securities can be extremely volatile. Such companies are also subject to risks of changes in commodity prices, changes in the global supply of and demand for oil and gas, interest rates, exchange rates, the price of oil and gas, the prices of competitive energy services, the imposition of import controls, world events, friction with certain oil-producing countries and between the governments of the United States and other major exporters of oil to the United States, actions of OPEC, negative perception and publicity, depletion of resources, development of alternative energy sources, energy conservation, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil and gas companies are located or do business, fluctuations caused by events relating to international politics, including political instability, expropriation, social unrest and acts of war, acts of terrorism, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

Oil and gas companies are exposed to significant and numerous operating hazards. Oil and gas equipment and services, as well as oil and gas exploration and production, can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil and gas companies may be negatively affected by contract termination and renegotiation. Oil and gas companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil and gas exploration and production companies may also be adversely affected by environmental damage claims and other types of litigation. Laws and regulations protecting the environment may expose oil and gas companies to liability for the conduct of or conditions caused by others or for acts that complied with all applicable laws at the time they were performed. The international operations of oil and gas companies expose them to risks associated with instability and changes in economic and political conditions, social unrest and acts of war, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies may also have significant capital investments or operations in, or engage in transactions involving, emerging market countries, which may increase these risks.

•  Renewable Energy Companies Risk. Renewable energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

•  Utility Companies Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets' ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

•  Alternative Energy Companies Risk. The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

•  Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund's portfolio companies and thus the Fund's financial situation. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Truth Social American Energy Security ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Truth Social American Energy Security ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Truth Social American Energy Security ETF | Index Tracking Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

Truth Social American Energy Security ETF | Cyber Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Truth Social American Energy Security ETF | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Fund will also be concentrated in such industry or group of industries. In this regard, the Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Truth Social American Energy Security ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF's shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF's shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF's underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF's shares in turn could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF's NAV, and supply and demand for ETF shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF's shares may deviate from the value of the ETF's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Truth Social American Energy Security ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Truth Social American Energy Security ETF | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Truth Social American Energy Security ETF | New Adviser Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser's principals, affiliates, and the Fund's portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Fund's investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser's systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Fund in all market conditions. The Fund may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Fund's ongoing activities.

Truth Social American Energy Security ETF | Truth Social American Energy Security ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 208

[1]	Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the "Adviser"), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.